Note 22	6 Months Ended
Apr. 30, 2012
Condensed Financial Statements Disclosure [Text Block]
22.  Hovnanian Enterprises, Inc., the parent company (the “Parent”), is the issuer of publicly traded common stock, preferred stock, which is represented by depository shares, and 7.25% Tangible Equity Units. One of its wholly owned subsidiaries, K. Hovnanian Enterprises, Inc. (the “Subsidiary Issuer”), acts as a finance entity that as of April 30, 2012, had issued and outstanding approximately $992.0 million of senior secured notes ($967.2 million, net of discount), $483.6 million senior notes ($481.4 million, net of discount), and $7.9 million senior subordinated amortizing notes (issued as a component of our 7.25% Tangible Equity Units). The senior secured notes, senior notes, and senior subordinated amortizing notes are fully and unconditionally guaranteed by the Parent.

In addition to the Parent, each of the wholly owned subsidiaries of the Parent other than the Subsidiary Issuer (collectively, “Guarantor Subsidiaries”), with the exception of our home mortgage subsidiaries, certain of our title insurance subsidiaries, joint ventures, subsidiaries holding interests in our joint ventures and our foreign subsidiary (collectively, the “Nonguarantor Subsidiaries”), have guaranteed fully and unconditionally, on a joint and several basis, the obligations of the Subsidiary Issuer to pay principal and interest under the senior secured notes, senior notes, and senior subordinated amortizing notes other than the 2021 Notes.  The 2021 Notes are guaranteed by the Guarantor Subsidiaries and the members of the Secured Group (see Note 11).

All of the senior secured notes, senior notes and senior subordinated amortizing notes have been registered under the Securities Act of 1933, as amended, except the 2021 notes, which are not, pursuant to the indenture under which they were issued, required to be registered.  The Condensed Consolidating Financial Statements presented below are in respect of our registered notes only and not the 2021 Notes. In lieu of providing separate financial statements for the Guarantor Subsidiaries of our registered senior secured, senior and senior subordinated amortizing notes, we have included the accompanying Condensed Consolidating Financial Statements. Management does not believe that separate financial statements of the Guarantor Subsidiaries of our registered notes are material to users of our Condensed Consolidated Financial Statements. Therefore, separate financial statements and other disclosures concerning such Guarantor Subsidiaries are not presented.

The following Condensed Consolidating Financial Statements present the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Guarantor Subsidiaries, (iv) the Nonguarantor Subsidiaries and (v) the eliminations to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations		Consolidated
ASSETS:
Homebuilding	$10,789	$160,822	$1,029,093	$218,390		$-	$1,419,094
Financial services			9,292	89,557			98,849
Investments in and amounts due to and from consolidated subsidiaries	(422,415)	2,065,789	(2,432,465)	3,229	785,862		-
Total assets	$(411,626)	$2,226,611	$(1,394,080)	$311,176	$785,862		$1,517,943

LIABILITIES AND EQUITY:
Homebuilding	$3,533	$(28)	$347,595	$19,564	$-		$370,664
Financial services			9,142	75,516			84,658
Notes payable		1,474,368	102				1,474,470
Income taxes payable	39,856		3,079				42,935
Stockholders’ (deficit) equity	(455,015)	752,271	(1,753,998)	215,865	785,862		(455,015)
Non-controlling interest in consolidated joint ventures				231			231
Total liabilities and equity	$(411,626)	$2,226,611	$(1,394,080)	$311,176	$785,862		$1,517,943

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,096,594	$207,443	$	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,435,348)	(9,364)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$355,191	$11,276	$	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,896)	207,265	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$-	$(75)	$314,161	$20,337	$(1,238)	$333,185
Financial services			1,696	6,817		8,513
Intercompany charges		23,949	(18,779)	(2,449)	(2,721)	-
Total revenues	-	23,874	297,078	24,705	(3,959)	341,698

Expenses:
Homebuilding	2,435	9,456	316,409	15,910	18,321	362,531
Financial services	29		1,335	3,995	4	5,363
Total expenses	2,464	9,456	317,744	19,905	18,325	367,894
Gain on extinguishment of debt		27,039				27,039
Income from unconsolidated joint ventures			462	1,033		1,495
Income (loss) before income taxes	(2,464)	41,457	(20,204)	5,833	(22,284)	2,338
State and federal income tax (benefit) provision	(4,104)		4,640			536
Equity in (loss) income of consolidated subsidiaries	162				(162)	-
Net income (loss)	$1,802	$41,457	$(24,844)	$5,833	$(22,446)	$1,802

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$3	$(103)	$249,801	$1,332	$(1,240)	$249,793
Financial services			1,209	4,095		5,304
Intercompany charges		28,299	(30,839)	(210)	2,750	-
Total revenues	3	28,196	220,171	5,217	1,510	255,097

Expenses:
Homebuilding	1,558	40,595	277,636	405	(1,468)	318,726
Financial services	82		1,234	3,864	(3)	5,177
Total expenses	1,640	40,595	278,870	4,269	(1,471)	323,903
Loss on extinguishment of debt		(1,644)				(1,644)
Loss from unconsolidated joint ventures			(451)	(2,781)		(3,232)
(Loss) income before income taxes	(1,637)	(14,043)	(59,150)	(1,833)	2,981	(73,682)
State and federal income tax (benefit) provision	(5,087)		4,072			(1,015)
Equity in (loss) income of consolidated subsidiaries	(76,117)				76,117	-
Net (loss) income	$(72,667)	$(14,043)	$(63,222)	$(1,833)	$79,098	$(72,667)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(105)	$577,467	$21,206	$(2,478)	$596,094
Financial services			2,995	12,208		15,203
Intercompany charges		23,949	(31,131)	(3,448)	10,630	-
Total revenues	4	23,844	549,331	29,966	8,152	611,297

Expenses:
Homebuilding	4,175	24,077	601,746	14,575	24,618	669,191
Financial services	80		2,561	7,911	(12)	10,540
Total expenses	4,255	24,077	604,307	22,486	24,606	679,731
G Gain on extinguishment of debt		51,737				51,737
I Income from unconsolidated joint ventures			491	982		1,473
(L(Loss) income before income taxes	(4,251)	51,504	(54,485)	8,462	(16,454)	(15,224)
StState and federal income tax (benefit) provision	(8,668)		9,907			1,239
E Equity in (loss) income of consolidated subsidiaries	(20,880)				(20,880)	-
Net (loss) income	$(16,463)	$51,504	$(64,392)	$8,462	$4,426	$(16,463)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$7	$(198)	$495,709	$2,227	$(2,479)	$495,266
Financial services			2,541	9,857		12,398
Intercompany charges		56,615	(66,297)	(357)	10,039	-
Total revenues	7	56,417	431,953	11,727	7,560	507,664

Expenses:
Homebuilding	3,102	78,985	546,610	855	(158)	629,394
Financial services	170		2,476	8,004	(3)	10,647
Total expenses	3,272	78,985	549,086	8,859	(161)	640,041
G Loss on extinguishment of debt		(1,644)				(1,644)
L Loss from unconsolidated joint ventures			(701)	(3,523)		(4,224)
(L (Loss) income before income taxes	(3,265)	(24,212)	(117,834)	(655)	7,721	(138,245)
St State and federal income tax (benefit) provision	(10,968)		9,532			(1,436)
E Equity in (loss) income of consolidated subsidiaries	(144,512)				144,512	-
Net (loss) income	$(136,809)	$(24,212)	$(127,366)	$(655)	$152,233	$(136,809)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(16,463)	$51,504	$(64,392)	$8,462	$4,426	$(16,463)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities	14,463	(46,947)	58,917	(45,410)	(4,426)	(23,403)
Net cash (used in) provided by operating activities	(2,000)	4,557	(5,475)	(36,948)	-	(39,866)
Net cash (used in) investing activities		(1,121)	(1,011)	28		(2,104)
Net cash (used in) provided by financing activities	47,147	(91,885)	25,585	17,400		(1,753)
Intercompany investing and financing activities – net	(45,147)	74,560	(16,820)	(12,593)		-
Net (decrease) increase in cash	-	(13,889)	2,279	(32,113)	-	(43,723)
Cash and cash equivalents balance, beginning of period		112,122	(4,989)	143,607		250,740
Cash and cash equivalents balance, end of period	$-	$98,233	$(2,710)	$111,494	$-	$207,017

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(136,809)	$(24,212)	$(127,366)	$(655)	$152,233	$(136,809)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities	86,595	(35,201)	137,491	4,198	(152,233)	40,850
Net cash (used in) provided by operating activities	(50,214)	(59,413)	10,125	3,543	-	(95,959)
Net cash (used in) investing activities			(909)	(455)		(1,364)
Net cash (used in) provided by financing activities	54,899	73,448	(4,359)	(40,115)		83,873
Intercompany investing and financing activities – net	(4,695)	15,692	(513)	(10,484)		-
Net (decrease) increase in cash	(10)	29,727	4,344	(47,511)	-	(13,450)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612		367,180
Cash and cash equivalents balance, end of period	$-	$242,097	$(8,468)	$120,101	$-	$353,730

In connection with a proposed issuance of units (the "Proposed Units") by the Subsidiary Issuer, it is anticipated that certain of the Parent's wholly owned subsidiaries (collectively "Units Guarantor Subsidiaries") will fully and unconditionally guarantee, on a joint and several basis, the components of  such Proposed Units. Each Units Guarantor Subsidiaries is 100% owned by the Parent. The following Condensed Consolidating Financial Statements presents the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Units Guarantor Subsidiaries, (iv) the Parent's subsidiaries that do not guarantee the components of the Proposed Units and (v) the elimination to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations		Consolidated
ASSETS:
Homebuilding	$10,789	$160,822	$1,019,930	$227,553		$-	$1,419,094
Financial services			9,292	89,557			98,849
Investments in and amounts due to and from consolidated subsidiaries	(422,415)	2,065,789	(2,425,765)	(3,471)	785,862		-
Total assets	$(411,626)	$2,226,611	$(1,396,543)	$313,639	$785,862		$1,517,943

LIABILITIES AND EQUITY:
Homebuilding	$3,533	$(28)	$344,658	$22,501	$-		$370,664
Financial services			9,142	75,516			84,658
Notes payable		1,474,368	102				1,474,470
Income taxes payable	39,856		3,079				42,935
Stockholders’ (deficit) equity	(455,015)	752,271	(1,753,524)	215,391	785,862		(455,015)
Non-controlling interest in consolidated joint ventures				231			231
Total liabilities and equity	$(411,626)	$2,226,611	$(1,396,543)	$313,639	$785,862		$1,517,943

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,091,511	$212,526	$	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,430,491)	(14,221)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$354,528	$11,939	$	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,459)	206,828	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$-	$(75)	$312,814	$21,684	$(1,238)	$333,185
Financial services			1,696	6,817		8,513
Intercompany charges		23,949	(18,692)	(2,536)	(2,721)	-
Total revenues	-	23,874	295,818	25,965	(3,959)	341,698

Expenses:
Homebuilding	2,435	9,456	315,295	17,024	18,321	362,531
Financial services	29		1,335	3,995	4	5,363
Total expenses	2,464	9,456	316,630	21,019	18,325	367,894
Gain on extinguishment of debt		27,039				27,039
Income from unconsolidated joint ventures			462	1,033		1,495
Income (loss) before income taxes	(2,464)	41,457	(20,350)	5,979	(22,284)	2,338
State and federal income tax (benefit) provision	(4,104)		4,640			536
Equity in (loss) income of consolidated subsidiaries	162				(162)	-
Net income (loss)	$1,802	$41,457	$(24,990)	$5,979	$(22,446)	$1,802

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$3	$(103)	$249,801	$1,332	$(1,240)	$249,793
Financial services			1,209	4,095		5,304
Intercompany charges		28,299	(30,814)	(235)	2,750	-
Total revenues	3	28,196	220,196	5,192	1,510	255,097

Expenses:
Homebuilding	1,558	40,595	277,616	425	(1,468)	318,726
Financial services	82		1,234	3,864	(3)	5,177
Total expenses	1,640	40,595	278,850	4,289	(1,471)	323,903
Loss on extinguishment of debt		(1,644)				(1,644)
Loss from unconsolidated joint ventures			(451)	(2,781)		(3,232)
(Loss) income before income taxes	(1,637)	(14,043)	(59,105)	(1,878)	2,981	(73,682)
State and federal income tax (benefit) provision	(5,087)		4,072			(1,015)
Equity in (loss) income of consolidated subsidiaries	(76,117)				76,117	-
Net (loss) income	$(72,667)	$(14,043)	$(63,177)	$(1,878)	$79,098	$(72,667)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(105)	$576,120	$22,553	$(2,478)	$596,094
Financial services			2,995	12,208		15,203
Intercompany charges		23,949	(31,028)	(3,551)	10,630	-
Total revenues	4	23,844	548,087	31,210	8,152	611,297

Expenses:
Homebuilding	4,175	24,077	600,465	15,856	24,618	669,191
Financial services	80		2,561	7,911	(12)	10,540
Total expenses	4,255	24,077	603,026	23,767	24,606	679,731
G Gain on extinguishment of debt		51,737				51,737
I Income from unconsolidated joint ventures			491	982		1,473
(L(Loss) income before income taxes	(4,251)	51,504	(54,448)	8,425	(16,454)	(15,224)
StState and federal income tax (benefit) provision	(8,668)		9,907			1,239
E Equity in (loss) income of consolidated subsidiaries	(20,880)				(20,880)	-
Net (loss) income	$(16,463)	$51,504	$(64,355)	$8,425	$4,426	$(16,463)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$7	$(198)	$495,709	$2,227	$(2,479)	$495,266
Financial services			2,541	9,857		12,398
Intercompany charges		56,615	(66,272)	(382)	10,039	-
Total revenues	7	56,417	431,978	11,702	7,560	507,664

Expenses:
Homebuilding	3,102	78,985	546,590	875	(158)	629,394
Financial services	170		2,476	8,004	(3)	10,647
Total expenses	3,272	78,985	549,066	8,879	(161)	640,041
G Loss on extinguishment of debt		(1,644)				(1,644)
L Loss from unconsolidated joint ventures			(701)	(3,523)		(4,224)
(L (Loss) income before income taxes	(3,265)	(24,212)	(117,789)	(700)	7,721	(138,245)
St State and federal income tax (benefit) provision	(10,968)		9,532			(1,436)
E Equity in (loss) income of consolidated subsidiaries	(144,512)				144,512	-
Net (loss) income	$(136,809)	$(24,212)	$(127,321)	$(700)	$152,233	$(136,809)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$(16,463)	$51,504	$(64,355)	$8,425	$4,426	$(16,463)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities	14,463	(46,947)	60,723	(47,216)	(4,426)	(23,403)
Net cash (used in) provided by operating activities	(2,000)	4,557	(3,632)	(38,791)	-	(39,866)
Net cash (used in) investing activities		(1,121)	(1,011)	28		(2,104)
Net cash (used in) provided by financing activities	47,147	(91,885)	25,585	17,400		(1,753)
Intercompany investing and financing activities – net	(45,147)	74,560	(18,663)	(10,750)		-
Net (decrease) increase in cash	-	(13,889)	2,279	(32,113)	-	(43,723)
Cash and cash equivalents balance, beginning of period		112,122	(4,989)	143,607		250,740
Cash and cash equivalents balance, end of period	$-	$98,233	$(2,710)	$111,494	$-	$207,017

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

SIX MONTHS ENDED APRIL 30, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(136,809)	$(24,212)	$(127,321)	$(700)	$152,233	$(136,809)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities	86,595	(35,201)	138,094	3,595	(152,233)	40,850
Net cash (used in) provided by operating activities	(50,214)	(59,413)	10,773	2,895	-	(95,959)
Net cash (used in) investing activities			(909)	(455)		(1,364)
Net cash (used in) provided by financing activities	54,899	73,448	(4,359)	(40,115)		83,873
Intercompany investing and financing activities – net	(4,695)	15,692	(1,161)	(9,836)		-
Net (decrease) increase in cash	(10)	29,727	4,344	(47,511)	-	(13,450)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612		367,180
Cash and cash equivalents balance, end of period	$-	$242,097	$(8,468)	$120,101	$-	$353,730